Schedules of Investment (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Abstract]
Investment in Bitcoin, cost	$ 72,727,299	$ 72,751,781	$ 75,663,326